LIQUIDITY (Details) - USD ($) $ in Thousands	Oct. 11, 2018	Sep. 18, 2018	Sep. 30, 2019	Dec. 31, 2018
Loan term (in years)	3 years
Midcap Financial Trust | Secured asset based revolving credit facility
Loan term (in years)	3 years
Maximum borrowing capacity	$ 15,000
Midcap Financial Trust | Secured asset based revolving credit facility | Maximum
Non-cash collateralized letters of credit	$ 6,000
New Centre Lane Facility
Loan term (in years)		4 years
Term loan		$ 35,000	$ 33,862	$ 34,387